CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule Of Convertible Debt	These costs were allocated to the debt and equity components based on the allocation of the proceeds as follows (in thousands):

	Amount	Equity Component	Debt Component
Initial Purchaser’s Debt Discount	$12,420	$3,650	$8,770
Debt Issuance Costs	1,871	550	1,321

Total	$14,291	$4,200	$10,091

The outstanding 2028 Convertible Notes balances as of December 31, 2021, are summarized in the following table (in thousands):

December 31, 2021
Debt Component
Outstanding principal	$460,000
Unamortized initial purchaser’s debt discount and debt issuance cost	(143,458)

Net carrying amount	$316,542

The following table presents total interest expense recognized related to the 2028 Convertible Notes during the year ended December 31, 2021 (in thousands):

December 31, 2021
Cash interest expense
Contractual interest expense	$249
Non-cash interest expense
Amortization of debt discount and debt issuance cost	$1,812

Total interest expense	$2,061